Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of Cash and cash equivalents comprise

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Cash on hand	4,465	9,666
Cash at bank	6,323,656	6,807,463
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	6,328,121	6,817,129